CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Loss for the year	$ (22,090)	$ (40,270)	$ (100,625)
Adjustments to reconcile net profit to cash provided by operating activities:
Depreciation	1,296	1,896	3,159
Amortisation	2,825	3,303	2,973
Income tax credit	(1,115)	(374)	(8,630)
Financial income	(2,124)	(3,198)	(3,147)
Financial expense	5,080	5,405	5,444
Share-based payments	1,369	928	1,414
Foreign exchange (gains)/losses on operating cash flows	311	307	(226)
Loss on disposal or retirement of property, plant and equipment	15	3	15
Movement in inventory provision	300	2,275	(533)
Impairment of inventory			7,405
Impairment of prepayments	1,608	1,651	757
Impairment of property, plant and equipment	6,112	10,437	9,029
Impairment of intangible assets	19,212	29,667	87,673
Provision for closure costs		(1,794)	3,431
Other non-cash items	570	(728)	4,087
Operating cash flows before changes in working capital	13,369	9,508	12,226
(Increase) / decrease in trade and other receivables	(5,960)	306	682
Decrease / (increase) in inventories	1,988	(2,461)	(3,622)
(Decrease) / increase in trade and other payables	(3,419)	2,017	1,270
Cash generated from operations	5,978	9,370	10,556
Interest paid	(39)	(53)	(60)
Interest received	874	776	901
Income taxes received / (paid)	416	(843)	(1,169)
Net cash generated by operating activities	7,229	9,250	10,228
Cash flows from investing activities
Payments to acquire intangible assets	(9,863)	(10,229)	(16,548)
Acquisition of property, plant and equipment	(7,528)	(4,839)	(4,215)
Licence fees		(1,112)	(1,112)
Net cash used in investing activities	(17,391)	(16,180)	(21,875)
Cash flows from financing activities
Proceeds from issue of ordinary share capital			857
Share buyback	(434)	(7,799)	(9,322)
Expenses paid in connection with share issue and debt financing			(8)
Interest payment on exchangeable notes	(4,503)	(4,600)	(4,600)
Purchase of exchangeable notes	(12,042)
Proceeds from sale & leaseback transactions	481	51
Payment of finance lease liabilities	(374)	(295)	(282)
Net cash used in financing activities	(16,872)	(12,643)	(13,355)
Decrease in cash and cash equivalents and short term investments	(27,034)	(19,573)	(25,002)
Effects of exchange rate movements on cash held	(296)	71	158
Cash and cash equivalents and short-term investments at beginning of year	23,564	77,109	101,953
Cash and cash equivalents and short term investments at end of year	$ 30,277	$ 23,564	$ 77,109